Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share for the period from July 22, 2021 through December 31, 2021:

Numerator:
Net income for the period from July 22, 2021 through December 31, 2021	$78,728
Less: Net income attributable to noncontrolling interests for the period from July 22, 2021 through December 31, 2021	60,476
Net income for the period from July 22, 2021 through December 31, 2021 attributable to common shareholders, basic and dilutive	$18,252

Denominator:
Weighted average shares outstanding, basic and diluted (in thousands)	25,035

Net income per share attributable to common shares, basic and diluted	$0.73